Condensed Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net revenue	$ 20,666	$ 21,447	$ 37,458	$ 39,703	$ 92,891	$ 109,257	$ 77,324
Cost of goods sold	15,898	16,128	28,099	27,957	69,859	81,397	55,814
Gross profit	4,768	5,319	9,359	11,746	23,032	27,860	21,510
Expenses:
Selling and operating	6,088	7,600	12,317	15,515	29,807	23,634	16,717
General and administrative	1,851	1,679	3,579	3,194	8,909	4,109	2,772
Acquisition-related costs						2,393
Goodwill and other asset impairments					22,012
Total expenses	7,939	9,279	15,896	18,709	60,728	30,136	19,489
Income (loss) from operations	(3,171)	(3,960)	(6,537)	(6,963)	(37,696)	(2,276)	2,021
Interest and other expense	263	(110)	(164)	(159)	(790)	(184)	15
Income (loss) before income taxes	(2,908)	(4,070)	(6,701)	(7,122)	(38,486)	(2,460)	2,036
Income tax benefit		(1,552)		(2,748)	8,720	(560)	797
Net income (loss).	$ (2,908)	$ (2,518)	$ (6,701)	$ (4,374)	$ (47,206)	$ (1,900)	$ 1,239
Net income (loss) per share:
Basic and diluted					$ (1.77)	$ (0.08)	$ 0.07
Basic	$ (0.11)	$ (0.09)	$ (0.25)	$ (0.16)	$ (1.77)	$ (0.08)	$ 0.07
Diluted	$ (0.11)	$ (0.09)	$ (0.25)	$ (0.16)	$ (1.77)	$ (0.08)	$ 0.07
Weighted average shares outstanding:
Basic	27,804	26,669	27,253	26,669	26,673	23,572	18,301
Diluted	27,804	26,669	27,253	26,669	26,673	23,572	18,367